Income taxes	6 Months Ended
Jun. 30, 2021
Income taxes
Income taxes

Note 15 - Income taxes

Income tax expense for the periods ended June 30, 2021 and 2020 was as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021		2021	2020
Current income tax expense	$15.2	10.1	$37.3	$24.5
Deferred income tax expense (recovery)	14.2	1.4	11.9	(57.9)
Income tax expense (recovery)	$29.4	$11.5	$49.2	$(33.4)

The Company is undergoing an audit by the Canada Revenue Agency of its 2012-2017 taxation years, as referenced in note 21.